NATIONWIDE MUTUAL FUNDS
Nationwide China Opportunities Fund
Nationwide Emerging Markets Fund
Nationwide Global Financial Services Fund
Nationwide Global Utilities Fund
Nationwide Health Sciences Fund
Nationwide Hedged Core Equity Fund
Nationwide International Growth Fund
Nationwide Leaders Fund
Nationwide Market Neutral Fund
Nationwide Mid Cap Growth Leaders Fund
Nationwide Natural Resources Fund
Nationwide Optimal Allocations Fund: Defensive
Nationwide Optimal Allocations Fund: Growth
Nationwide Optimal Allocations Fund: Moderate
Nationwide Optimal Allocations Fund: Moderate Growth
Nationwide Optimal Allocations Fund: Specialty
Nationwide Small Cap Fund
Nationwide Small Cap Core Fund
Nationwide Small Cap Growth Opportunities Fund
Nationwide Small Cap Leaders Fund
Nationwide Small Cap Value Fund
Nationwide Tax-Free Income Fund
Nationwide Technology and Communications Fund
Nationwide U.S. Growth Leaders Fund
Nationwide U.S. Growth Leaders Long-Short Fund
Nationwide Worldwide Leaders Fund

Supplement Dated June 9, 2008
to the Prospectuses Dated February 28, 2008, as amended

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

On May 5, 2008 and June 6, 2008, shareholders of the following series of Nationwide Mutual Funds (the “Funds”) approved an Agreement and Plan of Reorganization dated as of March 14, 2008 (the “Plan”) under which each such Fund will be reorganized (the “Reorganization”) with and into a corresponding, newly-created series of Aberdeen Funds, a Delaware statutory trust (each an “Aberdeen Fund”) as designated below:

Nationwide Mutual Funds	Aberdeen Funds
Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund
Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund
Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund
Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund
Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund
Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund
Nationwide International Growth Fund	Aberdeen International Equity Fund
Nationwide Leaders Fund	Aberdeen Select Equity Fund
Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund
Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund
Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund
Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive
Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth
Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate

Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth
Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty
Nationwide Small Cap Fund	Aberdeen Small Cap Fund
Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund
Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund
Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund
Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund
Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund
Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund
Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund
Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund
Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund

The effective date of the Reorganization is anticipated to be June 23, 2008 at 9:00 a.m., at which time shareholders of the Funds would become shareholders of the corresponding Aberdeen Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE